Loans - Accruing And Non-Accruing Loans By Class (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	$ 27,535,532	[1]	$ 27,658,929	[1]	$ 19,589,520
Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	27,312,619		27,435,858
Total Accruing	27,387,783		27,528,310
Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	42,703		50,884
Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	32,461		41,568
Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	101,876		70,040
Total Non-Accruing	147,749		130,619
Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	11,831		13,654
Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	34,042		46,925
Commercial | Commercial, financial, and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	16,514,328		16,057,273		12,148,087
Commercial | Commercial, financial, and industrial | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,463,919		15,996,404
Total Accruing	16,474,552		16,026,120
Commercial | Commercial, financial, and industrial | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	8,858		10,264
Commercial | Commercial, financial, and industrial | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,775		19,452
Commercial | Commercial, financial, and industrial | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	26,325		1,761
Total Non-Accruing	39,776		31,153
Commercial | Commercial, financial, and industrial | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,537		7,019
Commercial | Commercial, financial, and industrial | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	7,914		22,373
Commercial | Commercial, financial, and industrial | General C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	14,198,499		13,550,990
Commercial | Commercial, financial, and industrial | General C&I | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	14,153,275		13,514,752
Total Accruing	14,161,611		13,522,904
Commercial | Commercial, financial, and industrial | General C&I | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	8,234		8,057
Commercial | Commercial, financial, and industrial | General C&I | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	102		95
Commercial | Commercial, financial, and industrial | General C&I | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	26,325		1,761
Total Non-Accruing	36,888		28,086
Commercial | Commercial, financial, and industrial | General C&I | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,537		7,019
Commercial | Commercial, financial, and industrial | General C&I | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,026		19,306
Commercial | Commercial, financial, and industrial | Loans to Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	2,023,746		2,099,961
Commercial | Commercial, financial, and industrial | Loans to Mortgage Companies | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,023,746		2,099,961
Total Accruing	2,023,746		2,099,961
Commercial | Commercial, financial, and industrial | Loans to Mortgage Companies | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial, financial, and industrial | Loans to Mortgage Companies | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial, financial, and industrial | Loans to Mortgage Companies | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Commercial | Commercial, financial, and industrial | Loans to Mortgage Companies | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial, financial, and industrial | Loans to Mortgage Companies | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial, financial, and industrial | TRUPs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	250,353		306,915
Valuation allowance	20,200		25,500
Commercial | Commercial, financial, and industrial | TRUPs | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	247,465		303,848
Total Accruing	247,465		303,848
Commercial | Commercial, financial, and industrial | TRUPs | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial, financial, and industrial | TRUPs | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial, financial, and industrial | TRUPs | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	2,888		3,067
Commercial | Commercial, financial, and industrial | TRUPs | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial, financial, and industrial | TRUPs | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,888		3,067
Commercial | Commercial, financial, and industrial | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	41,730		99,407
Commercial | Commercial, financial, and industrial | C&I Purchase Credit Impaired Loans | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	39,433		77,843
Total Accruing	41,730		99,407
Commercial | Commercial, financial, and industrial | C&I Purchase Credit Impaired Loans | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	624		2,207
Commercial | Commercial, financial, and industrial | C&I Purchase Credit Impaired Loans | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,673		19,357
Commercial | Commercial, financial, and industrial | C&I Purchase Credit Impaired Loans | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Commercial | Commercial, financial, and industrial | C&I Purchase Credit Impaired Loans | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial, financial, and industrial | C&I Purchase Credit Impaired Loans | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	4,030,870		4,214,695		2,135,523
Commercial | Commercial real estate | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,025,398		4,207,123
Total Accruing	4,027,879		4,213,302
Commercial | Commercial real estate | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	729		3,926
Commercial | Commercial real estate | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,752		2,253
Commercial | Commercial real estate | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	62		56
Total Non-Accruing	2,991		1,393
Commercial | Commercial real estate | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial real estate | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,929		1,337
Commercial | Commercial real estate | Income CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	3,879,814		4,078,948
Commercial | Commercial real estate | Income CRE | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	3,876,229		4,077,106
Total Accruing	3,876,855		4,078,346
Commercial | Commercial real estate | Income CRE | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	626		1,240
Commercial | Commercial real estate | Income CRE | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial real estate | Income CRE | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	30		56
Total Non-Accruing	2,959		602
Commercial | Commercial real estate | Income CRE | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial real estate | Income CRE | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,929		546
Commercial | Commercial real estate | Residential C R E
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	135,893		99,635
Commercial | Commercial real estate | Residential C R E | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	135,861		98,844
Total Accruing	135,861		98,844
Commercial | Commercial real estate | Residential C R E | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial real estate | Residential C R E | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial real estate | Residential C R E | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	32		0
Total Non-Accruing	32		791
Commercial | Commercial real estate | Residential C R E | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial real estate | Residential C R E | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		791
Commercial | Commercial real estate | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	15,163		36,112
Commercial | Commercial real estate | CRE Purchase Credit Impaired Loans | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	13,308		31,173
Total Accruing	15,163		36,112
Commercial | Commercial real estate | CRE Purchase Credit Impaired Loans | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	103		2,686
Commercial | Commercial real estate | CRE Purchase Credit Impaired Loans | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,752		2,253
Commercial | Commercial real estate | CRE Purchase Credit Impaired Loans | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Commercial | Commercial real estate | CRE Purchase Credit Impaired Loans | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial | Commercial real estate | CRE Purchase Credit Impaired Loans | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Consumer | Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	6,249,516		6,479,242		4,594,179
Consumer | Consumer Real Estate | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,120,405		6,366,288
Total Accruing	6,166,868		6,407,755
Consumer | Consumer Real Estate | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	24,217		27,034
Consumer | Consumer Real Estate | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	22,246		14,433
Consumer | Consumer Real Estate | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	64,155		54,947
Total Non-Accruing	82,648		71,487
Consumer | Consumer Real Estate | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,238		5,583
Consumer | Consumer Real Estate | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	13,255		10,957
Consumer | Consumer Real Estate | Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	1,526,537		1,823,710
Consumer | Consumer Real Estate | Home Equity Line of Credit | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,443,651		1,743,776
Total Accruing	1,465,433		1,771,222
Consumer | Consumer Real Estate | Home Equity Line of Credit | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	11,653		17,744
Consumer | Consumer Real Estate | Home Equity Line of Credit | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	10,129		9,702
Consumer | Consumer Real Estate | Home Equity Line of Credit | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	49,009		40,508
Total Non-Accruing	61,104		52,488
Consumer | Consumer Real Estate | Home Equity Line of Credit | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,314		3,626
Consumer | Consumer Real Estate | Home Equity Line of Credit | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	8,781		8,354
Consumer | Consumer Real Estate | R/E installment loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	4,691,169		4,617,002
Consumer | Consumer Real Estate | R/E installment loans | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,652,658		4,587,156
Total Accruing	4,669,625		4,598,003
Consumer | Consumer Real Estate | R/E installment loans | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	10,470		7,274
Consumer | Consumer Real Estate | R/E installment loans | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	6,497		3,573
Consumer | Consumer Real Estate | R/E installment loans | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,146		14,439
Total Non-Accruing	21,544		18,999
Consumer | Consumer Real Estate | R/E installment loans | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,924		1,957
Consumer | Consumer Real Estate | R/E installment loans | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	4,474		2,603
Consumer | Consumer Real Estate | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	31,810		38,530
Consumer | Consumer Real Estate | RE Installment Purchase Credit Impaired Loans | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	24,096		35,356
Total Accruing	31,810		38,530
Consumer | Consumer Real Estate | RE Installment Purchase Credit Impaired Loans | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,094		2,016
Consumer | Consumer Real Estate | RE Installment Purchase Credit Impaired Loans | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,620		1,158
Consumer | Consumer Real Estate | RE Installment Purchase Credit Impaired Loans | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Consumer | Consumer Real Estate | RE Installment Purchase Credit Impaired Loans | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Consumer | Consumer Real Estate | RE Installment Purchase Credit Impaired Loans | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Consumer | Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	222,448		287,820		352,698
Consumer | Permanent Mortgage | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	193,591		254,040
Total Accruing	200,738		261,430
Consumer | Permanent Mortgage | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,585		3,930
Consumer | Permanent Mortgage | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	4,562		3,460
Consumer | Permanent Mortgage | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	11,227		13,245
Total Non-Accruing	21,710		26,390
Consumer | Permanent Mortgage | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	996		1,052
Consumer | Permanent Mortgage | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	9,487		12,093
Consumer | Credit Card and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	518,370		619,899		$ 359,033
Consumer | Credit Card and Other | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	509,306		612,003
Total Accruing	517,746		619,703
Consumer | Credit Card and Other | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	6,314		5,730
Consumer | Credit Card and Other | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,126		1,970
Consumer | Credit Card and Other | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	110		31
Total Non-Accruing	624		196
Consumer | Credit Card and Other | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	60		0
Consumer | Credit Card and Other | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	454		165
Consumer | Credit Card and Other | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	191,345		196,364
Consumer | Credit Card and Other | Credit Card | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	188,009		193,940
Total Accruing	191,345		196,364
Consumer | Credit Card and Other | Credit Card | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,133		1,371
Consumer | Credit Card and Other | Credit Card | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,203		1,053
Consumer | Credit Card and Other | Credit Card | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Consumer | Credit Card and Other | Credit Card | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Consumer | Credit Card and Other | Credit Card | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Consumer | Credit Card and Other | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	325,271		418,035
Consumer | Credit Card and Other | Other Consumer Loans Class | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	320,551		415,070
Total Accruing	324,647		417,839
Consumer | Credit Card and Other | Other Consumer Loans Class | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,570		2,666
Consumer | Credit Card and Other | Other Consumer Loans Class | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	526		103
Consumer | Credit Card and Other | Other Consumer Loans Class | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	110		31
Total Non-Accruing	624		196
Consumer | Credit Card and Other | Other Consumer Loans Class | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	60		0
Consumer | Credit Card and Other | Other Consumer Loans Class | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	454		165
Consumer | Credit Card and Other | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	1,754		5,500
Consumer | Credit Card and Other | Other Purchased Credit Impaired Loans | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	746		2,993
Total Accruing	1,754		5,500
Consumer | Credit Card and Other | Other Purchased Credit Impaired Loans | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	611		1,693
Consumer | Credit Card and Other | Other Purchased Credit Impaired Loans | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	397		814
Consumer | Credit Card and Other | Other Purchased Credit Impaired Loans | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Consumer | Credit Card and Other | Other Purchased Credit Impaired Loans | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Consumer | Credit Card and Other | Other Purchased Credit Impaired Loans | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	$ 0		$ 0

[1]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.